UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments.

The Trust's schedule of investments is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at September 30, 2017 (Unaudited)

Principal Amount($)	Security†	Value (Note 1)

Corporate Bonds- 0.93%
	Consumer Products - 0.93%
1,606,316	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 12/20/17 (a)(b)(c)(d)	$817,454

	Total Corporate Bonds
	(Cost $1,606,316)	817,454

Shares
Common Stocks - 82.31%
	Asset Management-10.66%
99,060	Bank of New York Mellon Corp. (The)	5,252,161
99,260	Brookfield Asset Management, Inc., Class A (Canada)	4,099,438
		9,351,599
	Automotive - 2.16%
33,007	Toyota Industries Corp. (Japan)	1,898,316

	Banks-10.54%
54,197	Comerica, Inc.	4,133,063
56,067	KeyCorp	1,055,181
30,100	PNC Financial Services Group, Inc. (The)	4,056,577
		9,244,821

	Communications-Cable-0.00%
59,457	I-CABLE Communications Ltd. (Hong Kong) (e)	1,954

	Computers-Integrated Systems-2.25%
27,662	Cerner Corp. (e)	1,972,854

	Consumer Products-1.66%
33,915	Home Products International, Inc. (a)(c)(d)(e)	1
37,381	Masco Corp.	1,458,232
		1,458,233
	Diversified Holding Companies-11.82%
292,500	CK Hutchison Holdings, Ltd. (Cayman Islands)	3,746,425
65,807	Investor AB, Class B (Sweden)	3,255,750
20,630	Pargesa Holding S.A. (Switzerland)	1,716,563
234,000	Wheelock & Co., Ltd. (Hong Kong)	1,651,782
		10,370,520
	Electronic Components - 1.91%
19,700	Anixter International, Inc. (e)	1,674,500

	Forest Products & Paper-5.94%
153,210	Weyerhaeuser Co., REIT	5,213,736

	Industrial Machinery & Equipment-3.40%
73,924	Johnson Controls International PLC (Ireland)	2,978,398

	Insurance & Reinsurance - 4.73%
4,519	Alleghany Corp. (e)	2,503,571
1,922	White Mountains Insurance Group, Ltd. (Bermuda)	1,647,154
		4,150,725
	Manufactured Housing-3.14%
18,675	Cavco Industries, Inc. (e)	2,755,496

Shares	Security†	Value (Note 1)

	Media&Entertainment - 1.55%
23,400	CBS Corp., Class B, Non-Voting Shares	$1,357,200

	Medical Devices- 1.05%
13,100	LivaNova PLC (United Kingdom) (e)	917,786

	Metal Service Center - 2.11%
24,260	Reliance Steel & Aluminum Co.	1,847,884

	Oil & Gas Production & Services - 8.18%
41,426	Devon Energy Corp.	1,520,749
14,426	EOG Resources, Inc.	1,395,571
31,900	Tidewater, Inc. (e)	927,652
62,098	Total S.A. (France)	3,334,299
		7,178,271

	Pharmaceuticals - 2.74%
12,900	Amgen, Inc.	2,405,205

	Telecommunications- 3.08%
963,814	Vodafone Group PLC (United Kingdom)	2,698,857

	U.S. Homebuilder - 3.22%
53,500	Lennar Corp., Class A	2,824,800

	U.S. Real Estate Operating Companies -1.58%
65,488	Tejon Ranch Co. (e)	1,381,797

	Utilities - 0.59%
34,650	Covanta Holding Corp.	514,553

	Total Common Stocks
	(Cost $66,585,115)	72,197,505

	Total Investment Portfolio-83.24%
	(Cost $68,191,431)	73,014,959

	Other Assets less Liabilities - 16.76%	14,704,995
	NET ASSETS - 100.00%
	(Applicable to 4,868,261 shares outstanding)	$87,719,954
	NET ASSET VALUE PER SHARE	$18.02

Notes:
(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities.
(c)	Security subject to restrictions on resale.

Shares/ Principal Amount($)	Issuer	Acquisition Date	Cost	Market Value Per Unit
33,915	Home Products International, Inc.	5/30/07	$3,749,309	$0.00	*
$1,606,316	Home Products International,Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 12/20/17	3/16/07 - 4/3/17	1,606,316	50.89

*	Amount less than $0.01.
At September 30, 2017, these restricted securities had a total market value of $817,455 or 0.93% of net assets.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
†	U.S. issuer unless otherwise noted.
REIT: Real Estate Investment Trust.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at September 30, 2017 (Unaudited)

Country Concentration

% of Net Assets
United States	51.38%
Canada	4.67
Cayman Islands	4.27
United Kingdom	4.12
France	3.80
Sweden	3.71
Ireland	3.40
Japan	2.16
Switzerland	1.96
Hong Kong	1.89
Bermuda	1.88
Total	83.24%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
September 30, 2017 (Unaudited)

1.  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:
The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:
Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At September 30, 2017, such securities had a total fair value of $817,455, or 0.93% of net assets. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and the liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
September 30, 2017 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of September 30, 2017:

Level 1: Quoted Prices†
Investments in Securities:

Common Stocks:
Consumer Products	$1,458,232
Oil & Gas Production & Services	3,843,972
Other**	48,591,354
Total for Level 1 Securities	53,893,558

Level 2: Other Significant Observable Inputs†
Investments in Securities:

Common Stocks:
Automotive	1,898,316
Communications-Cable	1,954
Diversified Holding Companies	10,370,520
Oil & Gas Production & Services	3,334,299
Telecommunications	2,698,857
Total for Level 2 Securities	18,303,946

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
September 30, 2017 (Unaudited)

Summary by Level of Inputs (continued)

Level 3: Significant Unobservable Inputs

Investments in Securities:
Common Stocks:
Consumer Products	$1
Corporate Bonds:
Consumer Products	817,454
Total for Level 3 Securities	817,455
Total Value of Investments	$73,014,959

†
The values of securities that were transferred from Level 1 to Level 2 were $14,548,556. The transfers were due to certain securities trading primarily outside the U.S. whose values were adjusted following the close of the local trading market at period end.

**	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 would be recorded utilizing values as of the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/16 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation)	Payment-in-kind Interest	Balance as of 9/30/17 (Fair Value)	Net Change in Unrealized Appreciation/ (Depreciation) Attributable to Securities Still Held at Period End
Common Stocks -
Consumer Products	$—	*	$1	$—	$1	$1
Corporate Bonds –
Consumer Products	980,945		(210,277)	46,786	817,454	(210,277)
Total	$980,945		$(210,276)	$46,786	$817,455	$(210,276)

*	Investments fair valued at zero.

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

	Fair Value at 9/30/17		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Corporate Bonds	$817		Book Value	Restructuring value	$50.89
Other (a)	—	*
	$817

(a)	Includes securities less than 0.50% of net assets within the Portfolio.
*	Amount less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in restructuring value may increase (decrease) the fair value measurement.

Security transactions:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
September 30, 2017 (Unaudited)

Payment-in-kind securities (“PIKs”):
The Portfolio may invest in PIKs. PIKs may make a payment at each interest payment date in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Option contracts:
The Portfolio may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within its portfolio and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Portfolio to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on investments or foreign currency transactions.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In purchasing and writing options, the Portfolio bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Portfolio purchasing a security or currency at a price different from the current market value. The Portfolio may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Portfolio bears the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended September 30, 2017, the Portfolio used written put options on equities to enhance the yield of the Fund. As of September 30, 2017, the Portfolio no longer held any written options on equities.

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Variable Series Trust

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	November 17, 2017

By:	/s/ Michael A. Buono

Name:	Michael A. Buono

Title:	Principal Financial Officer

Date:	November 17, 2017